Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Payroll and related costs	$ 5,988	$ 5,231	$ 8,180
Professional fees	4,499	3,733	4,125
Other expenses	2,964	3,217	4,326
Depreciation of RoU asset	589	630	643
Depreciation of tangible assets	529	711	478
Total	$ 14,569	$ 13,522	$ 17,752